CONTRACT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Top of Range [Member]
IFRS Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligations are satisfied and revenue is recognised	1 year	1 year